Consolidated Segment Data - Schedule of Non-Current Assets by Geographical Segment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 13,845,757	$ 14,694,356
Hong Kong and Macau [Member]
Disclosure of operating segments [line items]
Non-current assets	3,147,912	3,289,170
Thailand [Member]
Disclosure of operating segments [line items]
Non-current assets	10,528,245	10,472,012
Other countries [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 169,600	$ 933,174